Subsequent Event (Tables)	12 Months Ended
Aug. 31, 2021
Subsequent Events [Abstract]
Schedule of total number of the lawsuits by category, amount involved and scope of each category
	Numbers	Total amount involved	Amount involved scope per case
		RMB	RMB
Amounts in thousands of Renminbi (“RMB”) except for number of cases
Lease	5	2,167	From 371 to 797
Advertisement	1	3,968	3,968
Technology Service	2	503	From 237 to 266
Education Service	310	13,653	From 1 to 386
Purchase	4	2,424	From 49 to 1,298
Property Preservation	2	2,440	From 62 to 2,377
Decoration	3	4,020	From 680 to 2,540
Other	85	933	From 40 to 80
Total	412	30,108